Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Financial Position) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 439	$ 540	$ 578	$ 560	$ 621	$ 748
Restricted cash	15	15		15
Accounts receivable, net	775	1,055		1,020
Inventories	935	909		906
Deferred income taxes	155	151		138
Prepaid expenses	50	53		54
Total current assets	2,369	2,723		2,693
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	1,084	1,131		1,084
Cable and satellite television distribution rights, net	722	764		905
Goodwill	5,179	5,234		5,239	5,247
Other intangible assets, net	3,461	3,509		3,624
Other noncurrent assets	83	77		25
Investments in subsidiaries	0	0
Total assets	12,898	13,438		13,570
Current liabilities:
Current portion of debt and capital lease obligations	11	12		10
Accounts payable-trade	422	566		491
Accrued liabilities	754	955		817
Intercompany accounts (receivable) payable	0	0
Total current liabilities	1,187	1,533		1,318
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,585	3,465		2,480
Deferred compensation	11	12		11
Deferred income taxes	1,367	1,410		1,534
Other long-term liabilities	158	184		208
Total liabilities	6,308	6,604		5,551
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	118	144		129
Total equity	6,590	6,834		8,019	7,654	7,228
Total liabilities and equity	12,898	13,438		13,570
Parent company
Current assets:
Cash and cash equivalents	3	75	30	3	44	78
Restricted cash	13	13		15
Accounts receivable, net	532	747		721
Inventories	699	691		693
Deferred income taxes	135	131		116
Prepaid expenses	22	19		27
Total current assets	1,404	1,676		1,575
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	243	247		247
Cable and satellite television distribution rights, net	0	0
Goodwill	4,169	4,169		4,169
Other intangible assets, net	1,245	1,280		1,443
Other noncurrent assets	16	14		13
Investments in subsidiaries	3,599	3,789		3,884
Total assets	10,676	11,175		11,331
Current liabilities:
Current portion of debt and capital lease obligations	2	2		2
Accounts payable-trade	210	324		257
Accrued liabilities	264	402		348
Intercompany accounts (receivable) payable	(368)	(226)		(300)
Total current liabilities	108	502		307
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,527	3,404		2,435
Deferred compensation	10	11		11
Deferred income taxes	423	431		489
Other long-term liabilities	136	137		199
Total liabilities	4,204	4,485		3,441
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	0	0
Total equity	6,472	6,690		7,890
Total liabilities and equity	10,676	11,175		11,331
Guarantor subsidiaries
Current assets:
Cash and cash equivalents	168	165	217	223	160	193
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	168	165		223
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	66	67		66
Cable and satellite television distribution rights, net	589	618		724
Goodwill	0	0
Other intangible assets, net	2,049	2,049		2,049
Other noncurrent assets	0	0
Investments in subsidiaries	1,750	1,838		1,168
Total assets	4,622	4,737		4,230
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	95	106		69
Intercompany accounts (receivable) payable	(315)	(411)		(307)
Total current liabilities	(220)	(305)		(238)
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	952	964		1,002
Other long-term liabilities	0	17		1
Total liabilities	732	676		765
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	3,890	4,061		3,465
Noncontrolling interest	0	0
Total equity	3,890	4,061		3,465
Total liabilities and equity	4,622	4,737		4,230
Non-guarantor subsidiaries
Current assets:
Cash and cash equivalents	268	300	331	334	417	477
Restricted cash	2	2
Accounts receivable, net	243	308		299
Inventories	236	218		213
Deferred income taxes	20	20		22
Prepaid expenses	28	34		27
Total current assets	797	882		895
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	775	817		771
Cable and satellite television distribution rights, net	133	146		181
Goodwill	1,010	1,065		1,070
Other intangible assets, net	167	180		132
Other noncurrent assets	67	63		12
Investments in subsidiaries	0	0
Total assets	2,949	3,153		3,061
Current liabilities:
Current portion of debt and capital lease obligations	9	10		8
Accounts payable-trade	212	242		234
Accrued liabilities	395	447		400
Intercompany accounts (receivable) payable	683	637		607
Total current liabilities	1,299	1,336		1,249
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	58	61		45
Deferred compensation	1	1
Deferred income taxes	(8)	15		43
Other long-term liabilities	22	30		8
Total liabilities	1,372	1,443		1,345
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	1,459	1,566		1,587
Noncontrolling interest	118	144		129
Total equity	1,577	1,710		1,716
Total liabilities and equity	2,949	3,153		3,061
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	0	0
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	0	0
Cable and satellite television distribution rights, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets	0	0
Investments in subsidiaries	(5,349)	(5,627)		(5,052)
Total assets	(5,349)	(5,627)		(5,052)
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	0	0
Intercompany accounts (receivable) payable	0	0
Total current liabilities	0	0
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	(5,349)	(5,627)		(5,052)
Noncontrolling interest	0	0
Total equity	(5,349)	(5,627)		(5,052)
Total liabilities and equity	$ (5,349)	$ (5,627)		$ (5,052)